GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
7.	GOODWILL AND INTANGIBLE ASSETS, NET

(a)	Goodwill
Goodwill arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006 which is reported under the Mocha and Other segment. The changes in carrying amounts of goodwill represented the exchange differences arising from foreign currency translations at the balance sheet date.

(b)	Intangible Assets, Net
Intangible assets, net consisted of the following:

	December 31,
	2024	2023
Indefinite-lived intangible assets:
Trademarks of Mocha Clubs	$4,229	$4,203

Total indefinite-lived intangible assets	4,229	4,203

Finite-lived intangible assets:
Concession	211,929	209,934
Less: accumulated amortization	(45,076)	(24,037)

	166,853	185,897

Cyprus License	70,785	75,307
Less: accumulated amortization	(4,449)	(1,595)

	66,336	73,712

Sri Lanka License	17,089	—
Less: accumulated amortization	—	—

	17,089	—

Internal-use software	66,601	72,556
Less: accumulated amortization	(39,409)	(39,876)

	27,192	32,680

Proprietary rights	11,996	11,922
Less: accumulated amortization	(4,985)	(3,762)

	7,011	8,160

Total finite-lived intangible assets	284,481	300,449

Total intangible assets, net	$288,710	$304,652

Trademarks of Mocha Clubs
Trademarks arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006. The changes in carrying amounts of trademarks represented the exchange differences arising from foreign currency translations at the balance sheet date.
Concession
On December 16, 2022, the Macau government awarded the Concession to MRM. The term of the Concession commenced on January 1, 2023 and ends on December 31, 2032 and MRM is authorized to operate the City of Dreams Casino, the Altira Casino and the Studio City Casino as well as the Grand Dragon Casino and the Mocha Clubs. Under the Concession, MRM is obligated to pay the Macau government a fixed annual premium of MOP30,000 (equivalent to $3,752) plus a variable annual premium calculated in accordance with the number and type of gaming tables (subject to a minimum of 500 tables) and electronic gaming machines (subject to a minimum of 1,000 machines) operated by

MRM. The variable annual premium is MOP300 (equivalent to $38) for each gaming table reserved exclusively to certain kinds of games or players, MOP150 (equivalent to $19) for each gaming table not so exclusively reserved and MOP1 (equivalent to $0.1) for each electronic gaming machine.
On December 30, 2022, in accordance with the obligations under the letters of undertakings dated June 23, 2022, MRM and certain subsidiaries of Melco, which hold the land lease rights for the properties on which the City of Dreams Casino, the Altira Casino and the Studio City Casino are located, executed a public deed pursuant to which the gaming and gaming support areas comprising the City of Dreams Casino, the Altira Casino and the Studio City Casino with an area of 31,227.3 square meters, 17,128.8 square meters and 28,784.3 square meters, respectively, and related gaming equipment and utensils (collectively referred to as the “Reversion Assets”), reverted to the Macau government, without compensation and free and clear from any charges or encumbrances, at the expiration of the previous gaming subconcession in accordance with the Macau gaming law. The Reversion Assets that reverted to the Macau government at the expiration of the previous gaming subconcession are currently owned by the Macau government. Under the terms of the Macau gaming law and the Concession, effective as of January 1, 2023, the Reversion Assets were transferred by the Macau government to MRM for use in its operations during the Concession for a fee of MOP0.75 (equivalent to $0.09) per square meter of the casino for years 1 to 3 of the Concession, subject to a consumer price index increase in years 2 and 3 of the Concession and such fee will increase to MOP2.5 (equivalent to $0.3) per square meter of the casino for years 4 to 10 of the Concession, subject to a consumer price index increase in years 5 to 10 of the Concession (the “Fee”).
On January 1, 2023, the Company recognized an intangible asset and financial liability of MOP1,934,035 (equivalent to $239,588), representing the right to use and operate the Reversion Assets, the right to conduct games of fortunes and chance in Macau and the unconditional obligation to make payments under the Concession. This intangible asset comprises the contractually obligated annual payments of fixed premium and variable premiums, as well as the Fee without considering the consumer price index under the Concession. The contractually obligated annual variable premium payments associated with the intangible asset were determined using the total number of gaming tables and the total number of electronic gaming machines that MRM is currently approved to operate by the Macau government. In the accompanying consolidated balance sheet, the non-current
portion of the financial liability of the Concession is included in other long-term liabilities and the current portion is included in accrued expenses and other current liabilities. The intangible asset is being amortized on a straight-line basis over the period of the Concession, being 10 years.
Cyprus License
On June 26, 2017, the Cyprus government granted a gaming license (the “Cyprus License”) to a subsidiary of ICR Cyprus (the “Cyprus Subsidiary”) to develop, operate and maintain an integrated casino resort in Limassol, Cyprus (and, up until completion and opening of City of Dreams Mediterranean, a temporary casino facility) and up to four satellite casino premises in Cyprus for a term of 30 years, the first 15 years of which are exclusive. Pursuant to the Cyprus License agreement, the Cyprus Subsidiary is obligated to pay the Cyprus government an annual license fee for the integrated casino resort (and prior to opening of City of Dreams Mediterranean, the temporary casino) and any operating satellite casinos (the “Cyprus License Fee”). The annual license fee for the integrated casino resort is Euros (“EUR”) 2,500 (equivalent to $2,601) for the first four years, and EUR5,000 (equivalent to $5,202) for the next four years. Upon the completion of the first eight years and thereafter every four years during the term of the Cyprus License, the Cyprus government may review the annual license fee, with minimum of
EUR5,000 (equivalent to $5,202) per year and any increase in the annual license fee may not exceed 20% of the annual license fee paid annually during the previous four-year period. The Cyprus License required City of Dreams Mediterranean to open by the extended deadline of June 30, 2023 as approved by the Cyprus government (the “
Cyprus License Requirement”).
On June 28, 2023, upon fulfillment of the Cyprus License Requirement, to better reflect the future economic benefits arising from the Cyprus License, the Company recognized an intangible asset of EUR68,031 (equivalent to $73,928) and financial liability of EUR67,231 (equivalent to $73,059), representing the right under the Cyprus License and the unconditional obligation to pay i) a minimum annual license fee for City of Dreams Mediterranean of EUR5,000 (equivalent to $5,202) per year; and ii) an aggregate annual license fee for three operating satellite casinos of EUR2,000 (equivalent to $2,081), during the term of the Cyprus License from June 28, 2023. In the accompanying consolidated balance sheet, the non-current
portion of the financial liability of the Cyprus License is included in other long-term liabilities and the current portion is included in accrued expenses and other current liabilities. The intangible asset is being amortized on a straight-line basis over the remaining period of the Cyprus License until June 2047. Prior to the fulfillment of the Cyprus License Requirement, the Cyprus License Fee was expensed as incurred and included in gaming taxes and license fees as disclosed in Note 2(r).
Sri Lanka License
As disclosed in note 1(b), on March 27, 2024, the Sri Lanka government granted the Sri Lanka License to Bluehaven to operate the Sri Lanka Casino for a term of 20 years effective from April 1, 2024 in an integrated resort under development at that time by WPL in Colombo, Sri Lanka. Upon the signing of the Sri Lanka Lease Agreement on July 10, 2024, the Company recognized an intangible asset of Sri Lankan Rupees (“LKR”) 5,000,000 (equivalent to $16,600), representing the casino license fee for the Sri Lanka License which will be amortized on a straight-line basis upon the commencement date of the operation of the Sri Lanka Casino to the date of the expiry of the Sri Lanka License.
Proprietary rights
The proprietary rights related to an entertainment show in City of Dreams acquired by the Company in November 2020 for a cash consideration of $12,000. The estimated useful life of the proprietary rights is 10 years. As of December 31, 2024 and 2023, the carrying amount of the proprietary rights included the exchange differences arising from foreign currency translations at the balance sheet date.
Gaming subconcession
The deemed cost of the previous gaming subconcession in Macau was capitalized based on the fair value of the gaming subconcession agreement as of the date of acquisition of MRM in 2006, and amortized on a straight-line basis over the term of the agreement, which expired on June 26, 2022. MRM paid a premium of MOP47,000 (equivalent to $5,815) to the Macau government in June 2022 for the extension of the gaming subconcession contract to December 31, 2022 and such premium was amortized on a straight-line basis from June 27, 2022 to the extended expiration date on December 31, 2022.
The amortization expenses of finite-lived intangible assets recognized for the years ended December 31, 2024, 2023 and 2022 were $33,326, $37,216 and $44,128, respectively.

As of December
31
,
2024
, the estimated future amortization expenses of finite-lived intangible assets are as follows:

Year ending December 31,
2025	$32,739
2026	30,408
2027	28,374
2028	28,267
2029	28,267
Over 2029	136,426

$284,481